Earnings per Share - Computation of Earnings per Share in Euro (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Computation of Earnings per Share [Abstract]
Earnings adjustment for coupons paid on Additional Tier 1 Notes, net of tax	€ 298	€ 276	€ 228